ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Additional information (Details) - COP ($) $ in Millions		12 Months Ended
	Mar. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Banco de Bogota S.A. | BAC Holding International Corp
Disclosure of fair value measurement of assets [line items]
Percentage of shares sold	4.11%
Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Additions		$ 466,210
Sales/redemptions		39,348
Banco de Occidente S.A.
Disclosure of fair value measurement of assets [line items]
Additions		60,947
Sales/redemptions		37,970
Banco Popular S.A.
Disclosure of fair value measurement of assets [line items]
Additions		249,732
Sales/redemptions		6,602
Banco AV Villas S A
Disclosure of fair value measurement of assets [line items]
Additions		53,829
Sales/redemptions		2,730
BAC Holding International Corp
Disclosure of fair value measurement of assets [line items]
Sales/redemptions		519,964
Equity securities | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Additions		830,718	$ 918,046	$ 3,553
Sales/redemptions		$ 606,614	$ 13,062	$ 15,665